Financial Income and Expenses - Summary of Financial Revenues and Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Interest finance leases	€ 260	€ 291	€ 18
Interest on overdrafts and other finance costs	19	35	29
Interest on RCAs	18	17	15
Foreign Exchange differences	137		0
Finance expenses	434	343	62
Finance income on the net investment in lease	46	62
Interest income bank account	5	30	308
Foreign Exchange differences	0	326	387
Other financial income	166	164	109
Finance income	217	582	804
Net Financial result	€ (217)	€ 239	€ 742